Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements		Bonuses	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 14.2	$ 283.8	$ 8.4	$ 10.8		$ 5.3	$ 2.6	$ 325.1
Oil-Well-CA-NL [Member]
Total		1.2	29.9	0.2					31.3
Natural Gas-Well-CA-BC [Member]
Total		0.9	12.0	3.2					16.1
Oil -Well-CA-AB [Member]
Total		9.4	6.3	0.7	$ 10.8	[3]			27.2
Oil-Well-CI-AB [Member]
Total				0.1				2.3	2.4
Oil-Well-US-LA [Member]
Total			216.7	3.5			$ 5.3		225.5
Natural Gas-Well-US-LA [Member]
Total			$ 18.9	$ 0.7					19.6
Oil-Well-VN-31 [Member]
Total								0.1	0.1
Oil-Well-VN-43 [Member]
Total		$ 2.7						$ 0.2	$ 2.9

[1]	Amounts reported in this exhibit are shown in millions of U.S. dollars. All payments were made in the fiscal year 2025.
[2]	Murphy Oil Corporation did not make any payments for dividends or infrastructure improvement in the scope of this disclosure in 2025.
[3]	[1] Payments made in-kind are reported at the monthly average sale price in Canadian dollars, which is then converted to U.S. dollars at the exchange rate as of the fiscal year ended 2025.